UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21918
Oppenheimer Absolute Return Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: May 31
Date of reporting period: 11/30/2009

Item 1. Reports to Stockholders.

November 30, 2009

Oppenheimer

Absolute Return Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

November 30, 2009 Oppenheimer Management Absolute Commentaries and Return Fund Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Manager S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Real Estate Investment Trusts	3.2%
Multi-Utilities	2.4
Diversified Telecommunication Services	2.2
Electric Utilities	2.2
Oil, Gas & Consumable Fuels	1.9
Commercial Banks	1.5
Metals & Mining	1.5
Insurance	1.3
Tobacco	1.3
Pharmaceuticals	0.8
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2009, and are based on net assets.

Top Ten Common Stock Holdings

IAMGOLD Corp.	0.4%
Massey Energy Co.	0.3
Duratex SA	0.3
Silver Wheaton Corp.	0.3
Teck Cominco Ltd., Cl. B	0.3
MeadWestvaco Corp.	0.3
Merck & Co., Inc.	0.3
Bristol-Myers Squibb Co.	0.3
Intuitive Surgical, Inc.	0.3
ThyssenKrupp AG	0.3
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2009, and are based on net assets.
8 | OPPENHEIMER ABSOLUTE RETURN FUND

Portfolio Allocation
• Investment Company 49.8% • Stocks 31.4 • Event-Linked Bonds 15.9 • U.S. Government Obligations 2.9
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2009, and are based on the total market value of investments.
9 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus, and if available, the Fund’s summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were incepted on 3/5/07. Class A returns include the current maximum initial sales charge of 5.75%.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER ABSOLUTE RETURN FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	June 1, 2009	November 30, 2009	November 30, 2009

Actual
Class A	$1,000.00	$995.90	$6.37

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.70	6.45
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended November 30, 2009 are as follows:

Class	Expense Ratio

Class A	1.27%
The expense ratio reflects voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

	Shares	Value

Common Stocks—30.3%
Consumer Discretionary—2.8%
Auto Components—0.2%
Hyundai Mobis	345	$44,208
Automobiles—0.5%
Hyundai Motor Co.	496	42,229
Hyundai Motor Co. Ltd., Preference	1,380	48,065

		90,294

Household Durables—0.5%
Leggett & Platt, Inc.	2,328	45,303
Whirlpool Corp.	629	46,647

		91,950

Media—0.8%
Groupe Aeroplan, Inc.	5,300	47,406
PagesJaunes Groupe SA	3,669	43,532
Yellow Pages Income Fund	9,400	46,581

		137,519

Multiline Retail—0.3%
Pinault-Printemps-Redoute SA	410	49,833
Specialty Retail—0.5%
Hikari Tsushin, Inc.	2,400	41,072
Limited Brands, Inc.	2,557	42,421

		83,493

Consumer Staples—2.1%
Food Products—0.2%
ConAgra Foods, Inc.	2,143	47,553
Household Products—0.3%
Kimberly-Clark Corp.	736	48,554
Personal Products—0.3%
Avon Products, Inc.	1,404	48,087
Tobacco—1.3%
Altria Group, Inc.	2,485	46,743
Lorillard, Inc.	579	45,110
Philip Morris International, Inc.	950	45,686
Reynolds American, Inc.	928	46,363
Souza Cruz SA	1,300	44,802

		228,704

Energy—2.2%
Energy Equipment & Services—0.3%
Diamond Offshore Drilling, Inc.	472	46,983
Oil, Gas & Consumable Fuels—1.9%
CONSOL Energy, Inc.	1,051	48,262
Enerplus Resources Fund, Series G	2,063	47,206
Massey Energy Co.	1,547	58,260
Penn West Energy Trust	2,700	47,328
Provident Energy Trust	7,200	46,731
S-Oil Corp.	922	43,372
Spectra Energy Corp.	2,354	45,691

		336,850

Financials—7.6%
Capital Markets—0.5%
Franklin Resources, Inc.	430	46,453
Morgan Stanley	1,401	44,244

		90,697

Commercial Banks—1.5%
Daegu Bank[1]	3,360	47,678
Fukuoka Financial Group, Inc.	12,000	43,253
Industrial Bank of Korea[1]	3,720	43,029
Korea Exchange Bank	3,940	48,456
Natixis[1]	8,030	43,300
Pusan Bank	3,950	43,311

		269,027

Consumer Finance—0.5%
Aeon Credit Service Co. Ltd.	4,700	48,071
Discover Financial Services	3,182	49,194

		97,265
F1 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Diversified Financial Services—0.3%
Onex Corp.	2,000	$44,116
Insurance—1.3%
AFLAC, Inc.	1,085	49,943
Allianz SE	392	48,449
Cincinnati Financial Corp.	1,774	45,272
Principal Financial Group, Inc. (The)	1,797	45,626
Progressive Corp.[1]	2,813	47,174

		236,464

Real Estate Investment Trusts—3.2%
Fonciere des Regions SA	410	42,220
Gecina SA	420	46,380
HCP, Inc.	1,521	47,607
Health Care REIT, Inc.	1,014	45,174
ICADE	430	43,459
Japan Prime Realty Investment Corp.	21	47,511
Japan Real Estate Investment Corp.	6	43,730
Japan Retail Fund Investment Corp.	9	39,044
Klepierre	1,080	43,380
Nippon Building Fund, Inc.	5	40,606
Nomura Real Estate Office Fund, Inc.	7	39,843
Simon Property Group, Inc.	682	49,554
Ventas, Inc.	1,121	48,125

		576,633
Real Estate Management & Development—0.3%
Brookfield Properties Corp.	4,400	49,737
Health Care—1.4%
Health Care Equipment & Supplies—0.3%
Intuitive Surgical, Inc.[1]	183	51,339
Health Care Providers & Services—0.3%
McKesson Corp.	766	47,507
Pharmaceuticals—0.8%
Astellas Pharma, Inc.	1,200	44,023
Bristol-Myers Squibb Co.[2]	2,064	52,240
Merck & Co., Inc.	1,450	52,505

		148,768
Industrials—2.3%
Air Freight & Logistics—0.5%
Deutsche Post AG	2,673	50,050
United Parcel Service, Inc., Cl. B	838	48,160

		98,210
Airlines—0.3%
Deutsche Lufthansa AG	2,933	47,140
Construction & Engineering—0.3%
Hochtief AG	604	47,941
Electrical Equipment—0.4%
GS Yuasa Corp.	5,000	34,937
Schneider Electric SA	430	47,414

		82,351
Machinery—0.8%
Caterpillar, Inc.	817	47,705
Mitsui Engineering & Shipbuilding Co. Ltd.	17,000	41,499
Vallourec SA	280	47,198

		136,402
Information Technology—1.2%
Computers & Peripherals—0.3%
Teradata Corp.[1]	1,614	47,290
Electronic Equipment & Instruments—0.4%
Hitachi Ltd.[1]	14,000	37,662
Samsung Electro-Mechanics Co. Ltd.	550	43,989

		81,651
Software—0.5%
Oracle Corp. (Japan)	1,000	45,465
Trend Micro, Inc.	1,300	46,222

		91,687
F2 | OPPENHEIMER ABSOLUTE RETURN FUND

	Shares	Value

Materials—2.7%
Chemicals—0.6%
BASF SE	837	$50,877
K+S AG	826	49,735

		100,612

Metals & Mining—1.5%
IAMGOLD Corp.	3,400	64,076
Silver Wheaton Corp.[1]	3,600	57,851
Teck Cominco Ltd., Cl. B1	1,600	55,319
ThyssenKrupp AG	1,399	51,275
Tokyo Steel Manufacturing Co. Ltd.	3,400	38,390

		266,911

Paper & Forest Products—0.6%
Duratex SA	6,600	58,161
MeadWestvaco Corp.	1,971	53,946

		112,107

Telecommunication Services—2.4%
Diversified Telecommunication Services—2.2%
Brasil Telecom SA	774	12,350
Brasil Telecom SA, Preference	4,093	39,613
CenturyTel, Inc.	1,386	49,328
Deutsche Telekom AG	3,304	49,238
France Telecom SA	1,818	47,294
Frontier Communications Corp.	6,276	49,580
Telemar Norte Leste SA, A Shares, Preference	1,400	51,199
Tim Participacoes SA, Preference	19,000	50,328
Windstream Corp.	4,668	46,307

		395,237

Wireless Telecommunication Services—0.2%
SK Telecom Co. Ltd.	289	42,127
Utilities—5.6%
Electric Utilities—2.2%
American Electric Power Co., Inc.	1,489	47,931
Companhia Energetica de Minas Gerais	2,887	49,501
CPFL Energia SA	2,500	45,713
Duke Energy Corp.	2,845	47,455
Eletropaulo Metropolitana SA, Cl. B, Preference	2,400	46,482
Pepco Holdings, Inc.	3,014	49,128
Pinnacle West Capital Corp.	1,437	50,424
Progress Energy, Inc.	1,199	46,869

		383,503

Energy Traders—0.5%
AES Corp. (The)[1]	3,443	43,864
Tractebel Energia SA	3,691	44,153

		88,017

Gas Utilities—0.3%
Nicor, Inc.	1,214	47,540
Multi-Utilities—2.4%
Ameren Corp.	1,849	48,056
CenterPoint Energy, Inc.	3,571	47,387
CMS Energy Corp.	3,383	48,174
DTE Energy Co.	1,217	48,814
NiSource, Inc.	3,483	49,633
RWE AG	516	47,567
RWE AG, Preference, Non-Vtg.	573	48,233
SCANA Corp.	1,330	46,816
Teco Energy, Inc.	3,138	46,286

		430,966

Water Utilities—0.2%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,300	41,398

Total Common Stocks (Cost $4,794,146)		5,406,671
F3 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Units	Value

Rights, Warrants and Certificates—0.0%
K+S AG Rts., Strike Price 26EUR, Exp. 12/10/09[1] (Cost $0)	826	$2,766

	Principal
	Amount

U.S. Government Obligations—2.8%
U.S. Treasury Bills, 0.256%, 12/3/09[3] (Cost $499,993)	$500,000	499,993

Event-Linked Bonds—15.3%
Longevity—4.2%
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts., Series B1, 1.196%, 1/15/10[4]	500,000	748,033
Multiple Event—4.6%
Merna Reinsurance Ltd. Catastrophe Linked Nts., Series B, 2.033%, 7/7/10[4,5]	250,000	245,650
Successor II Ltd. Catastrophe Linked Nts., Series CIII, 17.064%, 4/6/10[4,5]	250,000	248,610
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%, 6/24/11[5,6]	250,000	333,938
Windstorm—6.5%
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 3.217%, 5/22/12[4,5]	250,000	242,212
Blue Fin Ltd. Catastrophe Linked Nts., Series 1, Cl. A, 5.294%, 4/10/12[4,5]	500,000	660,117
East Lane Re III Ltd. Catastrophe Linked Nts., 10.54%, 3/16/12[4,5]	250,000	262,369

Total Event-Linked Bonds (Cost $2,536,523)		2,740,929

	Shares

Investment Company—48.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.31%[7,8] (Cost $8,561,032)	8,561,032	8,561,032

Total Investments, at Value (Cost $16,391,694)	96.4%	17,211,391

Other Assets Net of Liabilities	3.6	637,793

Net Assets	100.0%	$17,849,184

F4 | OPPENHEIMER ABSOLUTE RETURN FUND

Footnotes to Statement of Investments
Strike price is reported in U.S. Dollars, except for those denoted in the following currency:
EUR          Euro
1.	Non-income producing security.

2.	A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts.

See Note 5 of accompanying Notes.

3.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $499,993. See Note 5 of accompanying Notes.

4.	Represents the current interest rate for a variable or increasing rate security.

5.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,992,896 or 11.17% of the Fund’s net assets as of November 30, 2009.

6.	Zero coupon bond reflects effective yield on the date of purchase.

7.	Rate shown is the 7-day yield as of November 30, 2009.

8.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	May 31,	Gross	Gross	November 30,
	2009	Additions	Reductions	2009

Oppenheimer Institutional Money Market Fund, Cl. E	8,797,104	38,871,346	39,107,418	8,561,032

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$8,561,032	$16,107
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F5 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of November 30, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$362,860	$134,437	$—	$497,297
Consumer Staples	372,898	—	—	372,898
Energy	383,833	—	—	383,833
Financials	951,680	412,259	—	1,363,939
Health Care	203,591	44,023	—	247,614
Industrials	145,915	266,129	—	412,044
Information Technology	136,744	83,884	—	220,628
Materials	377,478	102,152	—	479,630
Telecommunication Services	388,126	49,238	—	437,364
Utilities	943,857	47,567	—	991,424
Rights, Warrants and Certificates	2,766	—	—	2,766
U.S. Government Obligations	—	499,993	—	499,993
Event-Linked Bonds	—	2,740,929	—	2,740,929
Investment Company	8,561,032	—	—	8,561,032

Total Investments, at Value	12,830,780	4,380,611	—	17,211,391
Other Financial Instruments:
Appreciated swaps, at value	—	255,134	—	255,134
Depreciated swaps, at value	—	52,733	—	52,733
Futures margins	19,039	—	—	19,039
Foreign currency exchange contracts	—	46,620	—	46,620

Total Assets	$12,849,819	$4,735,098	$—	$17,584,917

Liabilities Table
Other Financial Instruments:
Appreciated swaps, at value	$—	$(25,359)	$—	$(25,359)
Depreciated swaps, at value	—	(189,206)	—	(189,206)
Futures margins	(55,669)	—	—	(55,669)
Foreign currency exchange contracts	—	(82,113)	—	(82,113)

Total Liabilities	$(55,669)	$(296,678)	$—	$(352,347)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F6 | OPPENHEIMER ABSOLUTE RETURN FUND

Foreign Currency Exchange Contracts as of November 30, 2009 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Appreciation	Depreciation

Banc of America:
Chinese Renminbi (Yuan) (CNY)	Sell	1,800	CNY	12/7/09	$263,684	$13	$—
Barclay’s Capital:
Euro (EUR)	Sell	585	EUR	12/21/09	878,340	—	3,180
Japanese Yen (JPY)	Buy	33,000	JPY	12/18/09	381,808	4,923	—
Japanese Yen (JPY)	Sell	23,000	JPY	2/2/10	266,168	943	—
Philippines Peso (PHP)	Buy	13,000	PHP	2/2/10	273,335	—	1,700
South Korean Won (KRW)	Sell	550,000	KRW	12/10/09	472,888	—	1,937

						5,866	6,817
Citigroup:
Canadian Dollar (CAD)	Sell	490	CAD	12/14/09	464,277	4,623	—
Euro (EUR)	Buy	250	EUR	12/18/09	375,363	1,173	—
Japanese Yen (JPY)	Sell	62,000	JPY	12/14/09	717,319	—	27,664
New Taiwan Dollar (TWD)	Sell	9,000	TWD	12/7/09	279,858	—	2,577

						5,796	30,241
Deutsche Bank Capital Corp.:
Australian Dollar (AUD)	Sell	40	AUD	12/21/09	36,554	494	—
British Pound Sterling (GBP)	Sell	90	GBP	12/21/09	148,038	2,858	—
Hungarian Forint (HUF)	Buy	34,000	HUF	12/4/09	185,905	3,488	—
Japanese Yen (JPY)	Sell	19,000	JPY	12/21/09	219,832	—	6,799
Swiss Franc (CHF)	Sell	35	CHF	12/21/09	34,852	—	198

						6,840	6,997
Goldman, Sachs & Co.:
Brazilian Real (BRR)	Buy	500	BRR	12/2/09	284,819	—	3,472
Hungarian Forint (HUF)	Sell	34,000	HUF	12/4/09	185,905	—	753

						—	4,225
Hong Kong & Shanghai Bank Corp.
New Turkish Lira (TRY)	Buy	400	TRY	12/7/09	261,407	—	4,908
JP Morgan Chase:
Argentine Peso (ARP)	Buy	1,050	ARP	12/9/09	275,192	395	—
Brazilian Real (BRR)	Sell	810	BRR	12/2/09	461,407	1,821	—
Canadian Dollar (CAD)	Sell	32	CAD	12/1/09	29,925	11	—
Chilean Peso (CLP)	Sell	143,000	CLP	12/7/09	287,665	—	16,375
Hong Kong Dollar (HKD)	Sell	2,100	HKD	12/7/09	270,983	23	—

						2,250	16,375
Morgan Stanley & Co., Inc.:
Brazilian Real (BRR)	Buy	1,260	BRR	12/2/09-1/5/10	715,824	—	11,733
Brazilian Real (BRR)	Sell	1,310	BRR	12/2/09-1/5/10	742,769	12,435	—

						12,435	11,733
F7 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Appreciation	Depreciation

RBS Greenwich Capital:
British Pound Sterling (GBP)	Sell	230	GBP	12/18/09	$378,326	$1,519	$—
Euro (EUR)	Sell	1,510	EUR	12/14/09-2/16/10	2,266,876	1,281	—

						2,800	—
Santander Investments:
Argentine Peso (ARP)	Buy	1,050	ARP	2/9/10	271,463	—	135
Argentine Peso (ARP)	Sell	1,050	ARP	12/9/09	275,192	—	682

						—	817
Standard New York Securities, Inc.
South African Rand (ZAR)	Buy	2,000	ZAR	12/7/09	269,675	9,935	—
State Street
Canadian Dollar (CAD)	Sell	155	CAD	12/21/09	146,863	685	—

Total unrealized appreciation and depreciation						$46,620	$82,113

Futures Contracts as of November 30, 2009 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

CAC40 10 Euro Index	Sell	9	12/18/09	$496,569	$19,812
DAX Index	Sell	2	12/18/09	423,173	287
DAX Index	Buy	1	12/18/09	211,587	(1,292)
Euro-Bundesobligation	Buy	2	12/8/09	371,272	6,600
FTSE 100 Index	Buy	3	12/18/09	256,461	(3,976)
Japan (Government of) Mini Bonds, 10 yr.	Sell	2	12/9/09	323,577	(852)
NASDAQ 100 E-Mini Index	Sell	22	12/18/09	777,700	(3,823)
NIKKEI 225 Index	Sell	12	12/10/09	645,882	67,531
NIKKEI 225 Index	Buy	4	12/10/09	215,294	(10,508)
Standard & Poor’s 500 E-Mini Index	Sell	108	12/18/09	5,911,920	(317,341)
Standard & Poor’s/Toronto Stock Exchange 60 Index	Sell	6	12/17/09	772,598	(23,298)
U.S. Long Bonds	Buy	9	3/22/10	1,104,469	21,664
U.S. Treasury Nts., 2 yr.	Buy	3	3/31/10	653,672	1,899
U.S. Treasury Nts., 5 yr.	Sell	5	3/31/10	586,328	(5,045)
U.S. Treasury Nts., 10 yr.	Buy	8	3/22/10	959,500	12,852
U.S. Treasury Nts., 10 yr.	Sell	2	3/22/10	239,875	(3,250)
United Kingdom Long Gilt	Sell	2	3/29/10	389,820	(1,102)

					$(239,842)

F8 | OPPENHEIMER ABSOLUTE RETURN FUND

Credit Default Swap Contracts as of November 30, 2009 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment		Unrealized
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Appreciation
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Autozone, Inc.
Morgan Stanley Capital Services, Inc.	Buy	$350	1%	12/26/14	$5,620	$(5,175)	$445

	Total	350			5,620	(5,175)	445
Capital One Bank USA
Morgan Stanley Capital Services, Inc.	Sell	350	1	12/30/14	(4,784)	5,007	223

	Total	350			(4,784)	5,007	223
Hartford Financial Services Group, Inc.
Credit Suisse International	Sell	250	1	12/23/14	16,520	(13,771)	2,749

	Total	250			16,520	(13,771)	2,749
International Lease Finance Corp.
Barclays Bank plc	Sell	250	5	12/21/14	34,444	(37,344)	(2,900)

	Total	250			34,444	(37,344)	(2,900)
Lockheed Martin Corp.
Morgan Stanley Capital Services, Inc.	Buy	250	1	12/25/14	8,492	(8,580)	(88)

	Total	250			8,492	(8,580)	(88)
Lowe’s Cos., Inc.
Morgan Stanley Capital Services, Inc.	Buy	350	1	12/27/14	6,639	(7,372)	(733)

	Total	350			6,639	(7,372)	(733)
Markit CDX Emerging Market Index, Series 12
Barclays Bank plc	Sell	500	5	12/20/14	(58,486)	52,733	(5,753)

	Total	500			(58,486)	52,733	(5,753)
Nordstrom, Inc.
Deutsche Bank AG	Sell	350	1	12/29/14	3,635	(3,382)	253

	Total	350			3,635	(3,382)	253
Raytheon Co.
UBS AG	Buy	350	1	12/28/14	8,863	(9,079)	(216)

	Total	350			8,863	(9,079)	(216)
Wal-Mart Stores, Inc.
Morgan Stanley Capital Services, Inc.	Buy	250	1	12/22/14	5,842	(6,118)	(276)

	Total	250			5,842	(6,118)	(276)
XL Capital Ltd.
Deutsche Bank AG	Sell	200	1	12/24/14	5,526	(3,031)	2,495

	Total	200			5,526	(3,031)	2,495

			Grand Total Buys		35,456	(36,324)	(868)
			Grand Total Sells		(3,145)	212	(2,933)

			Total Credit Default Swaps		$32,311	$(36,112)	$(3,801)

F9 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum Potential
Type of Reference Asset on which the Fund	Payments for Selling Credit	Amount	Reference Asset
Sold Protection	Protection (Undiscounted)	Recoverable*	Rating Range**

Non-Investment Grade Corporate Debt Indexes	$500,000	$—	BB+
Investment Grade Single Name Corporate Debt	1,400,000	—	BBB+ to BBB

Total	$1,900,000	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
Interest Rate Swap Contracts as of November 30, 2009 are as follows:

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

AUD BBR BBSW
				Six-Month AUD
Westpac Banking Corp.	1,500	AUD	6.215%	BBR BBSW	11/4/19	$(27,711)

Total	1,500	AUD				(27,711)
JPY BBA LIBOR:
				Six-Month JPY
Citibank NA	22,000	JPY	1.391	BBA LIBOR	10/6/19	(961)
JPMorgan Chase Bank NA	53,300	JPY	1.484	Six-Month JPY
				BBA LIBOR	8/7/19	(9,427)
JPMorgan Chase Bank NA				Six-Month JPY
	47,000	JPY	1.563	BBA LIBOR	11/9/19	(10,068)

Total	122,300	JPY				(20,456)
SEK STIBOR SIDE
			Three-Month
Barclays Bank plc	9,335	SEK	SEK STIBOR SIDE	3.470%	12/2/19	—

Total	9,335	SEK				—
USD BBA LIBOR
			Three-Month USD
Goldman Sachs Group	1,350		BBA LIBOR	3.600	11/3/19	39,997

Total	1,350					39,997

				Total Interest Rate Swaps		$(8,170)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar

JPY	Japanese Yen

SEK	Swedish Krona
Abbreviations/Definitions are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate

BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)

STIBOR SIDE	Stockholm Interbank Offered Rate
F10 | OPPENHEIMER ABSOLUTE RETURN FUND

Total Return Swap Contracts as of November 30, 2009 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

AMEX Cyclical/Transportation Select Index
Deutsche Bank AG	$601	One-Month BBA LIBOR plus 15 basis points and if negative, the absolute value of the Total Return of the AMEX Cyclical/Transportation Select Index	If positive, the Total Return of the AMEX Cyclical/Transportation Select Index	12/3/09	$37,309
AMEX Financial Select Index
UBS AG	592	One-Month BBA LIBOR minus 10 basis points and if negative, absolute value of the Total Return of the AMEX Financial Select Index	If positive, the Total Return of the AMEX Financial Select Index	9/9/10	20,114
AMEX Industrial Select Sector Index
Deutsche Bank AG	596	One-Month BBA LIBOR plus 10 basis points and if negative, the absolute value of the Total Return of the AMEX Industrial Select Sector Index	If positive, the Total Return of the AMEX Industrial Select Sector Index	12/3/09	47,936
MSCI Daily TR Gross EAFE USD
Citibank NA	1,578	If positive, the Total Return of the MSCI Daily Gross EAFE Index	One-Month BBA LIBOR minus 50 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE Index	5/4/10	(42,535)
MSCI Daily TR Net Australia USD Index
Citibank NA	273	One-Month BBA LIBOR plus 50 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Australia USD Index	If positive, the Total Return of the MSCI Daily Net Australia USD Index	6/7/10	17,215
F11 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

MSCI Daily TR Net Brazil USD Index
Goldman Sachs Group	$356	One-Month BBA LIBOR plus 25 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Brazil USD Index	If positive, the Total Return of the MSCI Daily Net Brazil USD Index	10/6/10	$23,326
MSCI Daily TR Net Emerging Markets USD Index
UBS AG	438	One-Month BBA LIBOR plus 100 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Emerging Markets USD Index	If positive, the Total Return of the MSCI Daily Net Emerging Markets USD Index	5/12/10	23,892
MSCI Daily TR Net Singapore USD Index
Citibank NA	359	One-Month BBA LIBOR plus 10 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Singapore USD Index	If positive, the Total Return of the MSCI Daily Net Singapore USD Index	11/3/10	14,296
MSCI Daily TR Net Spain USD Index
Morgan Stanley	350	One-Month BBA LIBOR plus 45 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Spain USD Index	If positive, the Total Return of the MSCI Daily Net Spain USD Index	3/5/10	(10,833)
MSCI Daily TR Net UK USD Index
Goldman Sachs Group	359	One-Month BBA LIBOR plus 12 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net UK USD Index	If positive, the Total Return of the MSCI Daily Net UK USD Index	11/5/10	8,356
F12 | OPPENHEIMER ABSOLUTE RETURN FUND

Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

S&P Small Cap 600 Index
Goldman Sachs Group	$541		If positive, the total return of the S&P Small Cap 600 Index	One-Month BBA LIBOR minus 50 basis points and if negative, the total return of the S&P Small Cap 600 Index	11/5/10	$(14,878)
The Korean Stock Price Index 200
Citibank NA	424,100	KRW	If positive, the Total Return of the KOSPI 200 Index	If negative, the absolute value of the Total Return of the KOSPI 200 Index	12/14/09	13,995

				Total of Total Return Swaps		$138,193

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

KRW	South Korean Won
Abbreviations are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate

EAFE	Europe, Australasia, Far East

KOSPI	Korean Stock Price Index

MSCI	Morgan Stanley Capital International
Volatility Swaps as of November 30, 2009 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

AUD/CHF exchange rate
Credit Suisse International	$250	The Historic Volatility of the mid AUD/CHF spot exchange rate	11.10%	12/17/09	$2,418
GBP/JPY exchange rate:
Credit Suisse International	250	The Historic Volatility of the mid GBP/JPY spot exchange rate	16.00	12/18/09	(1,549)
Credit Suisse International	250	The Historic Volatility of the mid GBP/JPY spot exchange rate	16.20	12/21/09	(1,737)

			Reference Entity Total		(3,286)

JPY/CAD exchange rate
Credit Suisse International	250	16.30%	The Historic Volatility of the mid JPY/CAD spot exchange rate	12/14/09	1,273
F13 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Volatility Swaps: Continued

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

USD/JPY exchange rate
Deutsche Bank AG	$250	The Historic Volatility of the mid USD/JPY spot exchange rate	11.65%	12/16/09	$(1,014)

			Total Volatility Swaps		$(609)

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of November 30, 2009 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Barclays Bank plc:
	Credit Default Sell Protection	$750		$15,389
	Interest Rate	9,335	SEK	—

				15,389
Citibank NA:
	Interest Rate	22,000	JPY	(961)
	Total Return	424,100	KRW	13,995
	Total Return	2,210		(11,024)

				2,010
Credit Suisse International:
	Credit Default Sell Protection	250		(13,771)
	Volatility	12		405

				(13,366)
Deutsche Bank AG:
	Credit Default Sell Protection	550		(6,413)
	Total Return	1,197		85,245
	Volatility	3		(1,014)

				77,818
Goldman Sachs Group:
	Interest Rate	1,350		39,997
	Total Return	1,256		16,804

				56,801
JPMorgan Chase Bank NA	Interest Rate	100,300	JPY	(19,495)
Morgan Stanley	Total Return	350		(10,833)
Morgan Stanley Capital Services, Inc.:
	Credit Default Buy Protection	1,200		(27,245)
	Credit Default Sell Protection	350		5,007

				(22,238)
F14 | OPPENHEIMER ABSOLUTE RETURN FUND

Swap Summary: Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

UBS AG:
	Credit Default Buy Protection	$350		$(9,079)
	Total Return	1,030		44,006

				34,927
Westpac Banking Corp.	Interest Rate	1,500	AUD	(27,711)

		Total Swaps		$93,302

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar

JPY	Japanese Yen

KRW	South Korean Won

SEK	Swedish Krona
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES November 30, 2009 / Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $7,830,662)	$8,650,359
Affiliated companies (cost $8,561,032)	8,561,032

17,211,391
Cash used for collateral on futures	600,000
Unrealized appreciation on foreign currency exchange contracts	46,620
Appreciated swaps, at value (upfront payments paid $4,784)	255,134
Depreciated swaps, at value (upfront payments paid $58,486)	52,733
Receivables and other assets:
Closed foreign currency contracts	46,587
Interest and dividends	45,893
Investments sold	29,925
Futures margins	19,039
Other	7,712

Total assets	18,315,034

Liabilities
Bank overdraft	3,896
Unrealized depreciation on foreign currency exchange contracts	82,113
Appreciated swaps, at value (upfront payments received $31,301)	25,359
Depreciated swaps, at value (upfront payments received $64,280)	189,206
Payables and other liabilities:
Closed foreign currency contracts	57,463
Futures margins	55,669
Legal, auditing and other professional fees	33,743
Shareholder communications	13,991
Trustees’ compensation	464
Other	3,946

Total liabilities	465,850

Net Assets	$17,849,184

Composition of Net Assets
Par value of shares of beneficial interest	$670
Additional paid-in capital	20,088,119
Accumulated net investment income	600,426
Accumulated net realized loss on investments and foreign currency transactions	(3,508,478)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	668,447

Net Assets	$17,849,184

F16 | OPPENHEIMER ABSOLUTE RETURN FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $17,849,184 and 670,000 shares of beneficial interest outstanding)	$26.64
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$28.27
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended November 30, 2009

Investment Income
Interest	$98,904
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $5,530)	87,626
Affiliated companies	16,107

Total investment income	202,637

Expenses
Management fees	89,511
Legal, auditing and other professional fees	21,140
Shareholder communications	3,471
Custodian fees and expenses	632
Trustees’ compensation	247
Other	3,394

Total expenses	118,395
Less waivers and reimbursements of expenses	(4,534)

Net expenses	113,861

Net Investment Income	88,776

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	495,919
Closing and expiration of futures contracts	(1,650,959)
Foreign currency transactions	(211,054)
Swap contracts	(79,312)

Net realized loss	(1,445,406)
Net change in unrealized appreciation on:
Investments	262,470
Translation of assets and liabilities denominated in foreign currencies	157,498
Futures contracts	535,548
Swap contracts	330,128

Net change in unrealized appreciation	1,285,644

Net Decrease in Net Assets Resulting from Operations	$(70,986)

See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER ABSOLUTE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	November 30, 2009	May 31,
	(Unaudited)	2009

Operations
Net investment income	$88,776	$425,610
Net realized loss	(1,445,406)	(238,076)
Net change in unrealized appreciation (depreciation)	1,285,644	(740,064)

Net decrease in net assets resulting from operations	(70,986)	(552,530)

Dividends and/or Distributions to Shareholders
Dividends from net investment income	—	(944,365)
Distributions from net realized gain	—	(1,374,338)

Net Assets
Total decrease	(70,986)	(2,871,233)
Beginning of period	17,920,170	20,791,403

End of period (including accumulated net investment income of $600,426 and $511,650, respectively)	$17,849,184	$17,920,170

See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER ABSOLUTE RETURN FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	November 30, 2009		Year Ended May 31,
Class A	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$26.75	$31.03	$30.47	$30.00

Income (loss) from investment operations:
Net investment income[2]	.13	.64	1.01	.20
Net realized and unrealized gain (loss)	(.24)	(1.46)	(.15)	.27

Total from investment operations	(.11)	(.82)	.86	.47

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(1.41)	(.11)	—
Distributions from net realized gain	—	(2.05)	(.19)	—

Total dividends and/or distributions to shareholders	—	(3.46)	(.30)	—

Net asset value, end of period	$26.64	$26.75	$31.03	$30.47

Total Return, at Net Asset Value[3]	(0.41)%	(2.50)%	2.83%	1.57%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,849	$17,920	$20,791	$20,412

Average net assets (in thousands)	$17,853	$19,141	$20,522	$20,264

Ratios to average net assets:[4]
Net investment income	0.99%	2.22%	3.30%	2.65%
Total expenses[5]	1.32%	1.51%	1.44%	1.62%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.27%	1.46%	1.41%	1.62%

Portfolio turnover rate	162%	409%	357%	75%

1.	For the period from March 5, 2007 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended November 30, 2009	1.37%
Year Ended May 31, 2009	1.55%
Year Ended May 31, 2008	1.46%
Period Ended May 31, 2007	1.62%
See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Absolute Return Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of November 30, 2009, 670,000 shares of Class A were owned by the Manager and its affiliates, which represents 100% of the Fund’s total shares outstanding.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
F21 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1.	Significant Accounting Policies Continued
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of
F22 | OPPENHEIMER ABSOLUTE RETURN FUND

foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended May 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of May 31, 2009, the Fund had available for federal income tax purposes post-October losses of $1,962,534 and post-October foreign currency losses of $569,909.
     As of November 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $3,977,849 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended November 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
F23 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$16,391,694
Federal tax cost of other investments	(6,555,438)

Total federal tax cost	$9,836,256

Gross unrealized appreciation	$1,316,740
Gross unrealized depreciation	(611,272)

Net unrealized appreciation	$705,468

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to
F24 | OPPENHEIMER ABSOLUTE RETURN FUND

shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the six months ended November 30, 2009 and the year ended May 31, 2009.
F25 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended November 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$9,977,259	$12,254,312
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 1.00%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. For the six months ended November 30, 2009, the Fund paid no fees to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, in accordance with 12b-1 under the Investment Company Act of 1940, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class A shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (“the Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended November 30, 2009, the Manager waived $4,534 for IMMF management fees.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more
F26 | OPPENHEIMER ABSOLUTE RETURN FUND

attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease
F27 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of November 30, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $354,476, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $193,035 as of November 30, 2009.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
As of November 30, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $135,237. If a contingent feature would have been triggered as of November 30, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.
F28 | OPPENHEIMER ABSOLUTE RETURN FUND

Valuations of derivative instruments as of November 30, 2009 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives not	Assets and			Assets and
Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Credit contracts	Appreciated swaps, at value	$5,007		Appreciated swaps, at value	$25,359
Credit contracts	Depreciated swaps, at value	52,733		Depreciated swaps, at value	68,493
Interest rate contracts	Appreciated swaps, at value	39,997		Depreciated swaps, at value	48,167
Interest rate contracts	Futures margins	2,590	*	Futures margins	2,399	*
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	46,609		Unrealized depreciation on foreign currency exchange contracts	82,113
Equity contracts	Appreciated swaps, at value	206,439		Depreciated swaps, at value	68,246
Equity contracts	Futures margins	16,449	*	Futures margins	53,270	*
Volatility contracts	Appreciated swaps, at value	3,691		Depreciated swaps, at value	4,300

Total		$373,515			$352,347

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives not	Closing and	Foreign
Accounted for as	expiration of	currency	Swap
Hedging Instruments	futures contracts	transactions	Contracts	Total

Interest rate contracts	$(76,806)	$—	$39,809	$(36,997)
Foreign exchange contracts	—	(563,580)	—	(563,580)
Equity contracts	(1,574,153)	—	(101,235)	(1,675,388)
Credit contracts	—	—	(17,886)	(17,886)

Total	$(1,650,959)	$(563,580)	$(79,312)	$(2,293,851)

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
	Translation of
		assets and
		liabilities
Derivatives not		denominated
Accounted for as	Futures	in foreign	Swap
Hedging Instruments	contracts	currencies	Contracts	Total

Interest rate contracts	$47,552	$—	$(2,019)	$45,533
Foreign exchange contracts	—	179,391	—	179,391
Equity contracts	487,996	—	336,557	824,553
Credit contracts	—	—	(3,801)	(3,801)
Volatility contracts	—	—	(609)	(609)

Total	$535,548	$179,391	$330,128	$1,045,067

F29 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
Futures
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by
F30 | OPPENHEIMER ABSOLUTE RETURN FUND

such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. Any upfront payment paid or received as well as any unrealized appreciation (depreciation) on swap contracts are separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records
F31 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued

any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
F32 | OPPENHEIMER ABSOLUTE RETURN FUND

     The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of individual securities an/or indexes as opposed to decreasing its credit risk exposure related to similar debt securities held by the Fund.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.
     The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.
F33 | OPPENHEIMER ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movement, rather than general directional increases or decreases in its price.
     Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.
     The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.
     The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 15, 2010, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
F34 | OPPENHEIMER ABSOLUTE RETURN FUND

7. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. An agreement in principal has been reached to settle the lawsuit on behalf of the Oregon College Savings Plan Trust.
     Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F35 | OPPENHEIMER ABSOLUTE RETURN FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality, and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact
13 | OPPENHEIMER ABSOLUTE RETURN FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Caleb Wong, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load flexible portfolio funds. The Board noted that the Fund’s one-year and since inception performance was better than its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other flexible portfolio funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses were higher than its peer group median.
     Economies of Scale. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund’s shareholders at the current level of Fund assets in relation to its management fee.
14 | OPPENHEIMER ABSOLUTE RETURN FUND

     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
15 | OPPENHEIMER ABSOLUTE RETURN FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
16 | OPPENHEIMER ABSOLUTE RETURN FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Absolute Return Fund

By:	/s/ William F. Glavin

William F. Glavin
Principal Executive Officer

Date: 01/06/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin

William F. Glavin
Principal Executive Officer

Date: 01/06/2010

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date: 01/06/2010